Supplemental Items - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating expense [member]
Supplemental Information [line items]
Employee compensation costs	$ 13.5	$ 13.0
General and administrative expense [member]
Supplemental Information [line items]
Employee compensation costs	$ 18.4	$ 15.7